Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 6,418,685	$ 10,708,646	$ 6,328,753
Accounts receivable	1,034,578	367,266	307,759
Inventories, net	930,549	292,650	495,486
Prepaid expenses and other current assets	253,325	350,540	134,567
Total current assets	8,637,137	11,719,102	7,266,565
Property and equipment, net	351,591	269,618	874,062
Goodwill	990,000
Intangible assets, net	1,735,500
Other assets	42,209	42,209	756,831
Total assets	11,756,437	12,030,929	8,897,458
Current liabilities:
Accounts payable	1,369,288	980,887	474,436
Accrued payroll and related costs	529,622	289,053	235,404
Other current liabilities	1,338,243	1,143,335	1,063,813
Total current liabilities	3,237,153	2,413,275	1,773,653
Long-term debt, net of current portion	2,887,269	1,683,942	3,393,159
Derivative liabilities	2,822,372	9,147,507	2,208,184
Other liabilities	388,000
Total liabilities	9,334,794	13,244,724	7,374,996
Series A and B convertible preference shares of subsidiary			1,123,406
Commitments and contingencies (Notes 5 and 15)
Stockholders’ equity (deficit):
Series C convertible preference shares of subsidiary			4,993,728
Preferred Stock: $0.001 par value; 10,000,000 shares authorized; 2,944.7080 shares of Series 1 issued and outstanding at March 31, 2014 and December 31, 2013; 2,937,500 shares of Series A-1 issued and outstanding at December 31, 2012	13,595,662	13,595,662	9,838,569
Common Stock: $0.001 par value; 300,000,000 shares authorized; 9,120,884, 9,112,559 and 419,367 shares issued and outstanding at March 31, 2014, December 31, 2013 and December 31, 2012	72,209,765	66,028,712	49,934,027
Accumulated deficit	(83,383,784)	(80,838,169)	(64,571,897)
Accumulated other comprehensive income			204,629
Total stockholders’ equity (deficit)	2,421,643	(1,213,795)	399,056
Total liabilities and stockholders’ equity (deficit)	$ 11,756,437	$ 12,030,929	$ 8,897,458